UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                        entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:
/s/ Robert J. Mitchell                 New York, New York              07/30/01
[Signature]                                 [City, State]              [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                35

Form 13F Information Table Value Total:                                $68,312
                                                                     (thousands)


List of Other Included Managers:  None

                                                   FORM 13F INFORMATION TABLE
                                               AS OF JUNE 30, 2001 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,215      50,000    X                                       50,000
Inc.

AT&T Corp       Com        001957109   3,300     150,000    X                                      150,000

Avaya Inc.      Com        053499109     148      10,802    X                                       10,802

Avnet Inc.      Com        053807103   1,121      50,000    X                                       50,000

BCE Inc.        Com        05534B109     526      20,000    X                                       20,000

BG              PLC        055434203     248      12,548    X                                       12,548
                ADR
                Final
                Install.

Burlington      Com        12189T104     899      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     596      15,000    X                                       15,000
Resources Inc.

Canadian        New        135923100   1,938      50,000    X                                       50,000
PAC Ltd.        Com

Coca Cola       Com        191219104   1,472      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,350      30,480    X                                       30,480
Communications
Inc.

Delphi          Com        247126105     278      17,473    X                                       17,473
Automotive
Sys. Corp.

Emerging Markts New        290890102     249      16,985    X                                       16,985
Telecomms.      Com
FD Inc.








General         Com        369604103   7,313     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H       370442832     330      15,840    X                                       15,840
                NEW

General Mtrs.   Com        370442105   1,290      20,042    X                                       20,042
Corp.

Int'l Business  Com        459200101   9,040      80,000    X                                       80,000
Machines

JP Morgan
Chase & Co      Com        46625H100   4,126      92,500    X                                       92,500

Kerr McGee      Com        492386107   1,988      30,000    X                                       30,000
Corp.

Koninklijke     Spons      500472303     943      35,696    X                                       35,696
Philips         ADR
Electrs NV`     New
                2000

Lockheed        Com        539830109   1,824      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107  11,608     160,000    X                                      160,000
Inc.

Lucent          Com        549463107     805     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     615      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106   1,259      25,445    X                                       25,445
Marietta
Materials Inc.

Murphy Oil      Com        626717102     911      12,375    X                                       12,375
Corp.

NCR Corp.       New        62886E108     294       6,250    X                                        6,250
                Com
Nortel Networks
Corp            Com        656568102     284      31,407    X                                       31,407









Occidental      Com        674599105     532      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     134      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   7,209     180,000    X                                      180,000
                $0.10
                PV

Unisys Corp.    Com        909214108   1,030      70,000    X                                       70,000

United          Com        913017109   1,465      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     236      11,731    X                                       11,731
Group

XTRA Corp.      Com        984138107   1,736      35,000    X                                       35,000



                TOTAL                $68,312

